Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 7,489	$ 90,852
Allowance for expected credit loss	(7,489)	(10,265)	$ (7,299)
Accounts receivable, net		$ 80,587